Offerings - Offering: 1	Apr. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $2.00 par value per share
Amount Registered | shares	993,730
Proposed Maximum Offering Price per Unit	76.3
Maximum Aggregate Offering Price	$ 75,821,600
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,609
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2025 Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of the Registrant’s common stock.

(2) Pursuant to Rule 457, the price per share of common stock of $76.30 reflects the last price at which the Registrant’s common stock was sold prior to the date hereof, and of which the Registrant is aware.

(3) Includes 508,388 newly reserved shares, 166,237 shares previously reserved for issuance under the Wilson Bank Holding Company Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”) that were not issued under the 2016 Plan and 319,105 shares that are subject to awards outstanding under the 2016 Plan that may be reissued under the Wilson Bank Holding Company 2025 Equity Incentive Plan if the awards related thereto are forfeited, expire unexercised, settled for cash or cancelled without the delivery of shares of common stock.